Leases (Details) - Schedule of Lease Costs - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023
Lease, Cost [Abstract]
Operating lease cost	$ 51	$ 56
Short-term lease cost	8	9
Total Lease cost	$ 59	$ 65
Weighted-average remaining lease term (years)	1 year	2 years
Weighted-average discount rate	10.00%	10.00%